DEBT SECURITIES IN ISSUE (Details 2) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 20,287,233	$ 19,648,714
Held to maturity Security [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	20,287,233	19,648,714
No more than twelve months after the reporting period [member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	652,579	535,020
No more than twelve months after the reporting period [member] | Held to maturity Security [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	2,854,161	2,352,801
More than twelve months after the reporting period [member] | Held to maturity Security [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 17,433,072	$ 17,295,913